SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	May. 12, 2015	May. 05, 2015
Subsequent Event [Line Items]
Proceeds from Issuance of Secured Debt	$ 343,000,000
Repayments of Lines of Credit	255,000,000
Senior Secured Notes Issued in 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Initial Purchasers [Member] | Senior Secured Notes Issued in 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 330,090,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 112,500,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Senior Secured Notes Issued in 2015 [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 88,000,000
Management [Member] | Senior Secured Notes Issued in 2015 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 19,910,000